Financial Instruments	12 Months Ended
Mar. 31, 2026
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments

36. Financial Instruments

(1) Capital Management

The Group’s capital management policy is to realize and maintain the capital composition at optimized levels in order to sustain mid-term and long-term growth and maximize the corporate value.

The main indicators used by the Group in capital management are as follows:

	(In millions of yen)
	March 31, 2025	March 31, 2026
Total shareholders’ equity	223,731	430,761
Equity capital ratio (1) (%)	5.54%	8.32%

(1)
Equity capital ratio is calculated as total shareholders’ equity divided by total liabilities and shareholders' equity.

PayPay Bank Corporation, the Company’s banking subsidiary in Japan, is subject to the capital adequacy guidelines set by the Financial Services Agency of Japan, which are based on the Basel Capital Accord. Under the guidelines, PayPay Bank Corporation is classified as a Domestically Active Bank and required to maintain a minimum capital adequacy ratio, namely no less than 4.0%, of capital against the amount of risk weighted assets.

The table below presents PayPay Bank Corporation's capital adequacy ratio, core capital, total capital and risk-weighted assets under Japanese GAAP.

	(In millions of yen)
	March 31, 2025	March 31, 2026
Capital adequacy ratio	16.76%	14.04%
Core capital	145,215	157,147
Total capital	132,575	144,202
Risk-weighted assets	790,957	1,026,786

Other companies below in the Group are also required to maintain their own capital-related ratio and equity balance defined by the capital regulations as follows:

Company	Laws and regulations	Requirements
PayPay Corporation	Payment Services Act	Maintenance of minimum required equity amount
PayPay Card Corporation	Installment Sales Act	Maintenance of minimum required equity ratio
PayPay Securities Corporation	Financial Instruments and Exchange Act	Maintenance of minimum required capital-to-risk ratio

Each company in the Group adequately meets the capital requirements under the laws and regulations.

(2) Financial Risk Management

The Group is exposed to financial risks, including credit risk, liquidity risk, and market risk, relating to its operations. Therefore, we regularly monitor such financial risks and follow policies implemented to mitigate risk exposures.

(i)
Credit Risk

The Group is exposed to the debtors’ credit risk arising from its operating activities. Generally, the credit risk is related to accounts receivable from cardholders, payment service providers and PayPay Merchants, loan arrangements to banking customers, and loan commitments for cardholders.

(A)
Credit risk management

The Group assesses credit cardholders' credit risk in accordance with internal policy upon entering into an agreement with cardholders. The Group also monitors mainly collection status of each cardholder to manage potential uncollectible amounts.

As for the credit card receivables from cardholders, in the event of delinquency, the terms of the contracts may be modified for the purpose of facilitating collections, and the original contractual cash flows would change.

While most of the credit card receivables are from cardholders based in Japan, the Group is working to prevent or reduce credit risk through the risk management procedures described above.

For banking customers' credit risk, the Group has established a credit risk management system in its internal regulations and strives to control credit risk in accordance with the internal "Credit Policy." In addition, the Group has established regulations for credit review, concentration risk and write off. In order to avoid excessive concentrations of risk, the Group’s policies and procedures include specific guidelines to focus on maintaining a diversified portfolio by establishing an adequate credit limit. The Audit Department, which is independent from each division, regularly audits the credit risk management status, checks credit operations, and reports the results of the audit to the Board of Directors.

The Group derecognized these financial assets for which the contractual cash flows have been modified and recognized purchased or originated credit-impaired financial assets, where the change in the discounted present value of the cash flows under the new terms of these financial assets changed by more than 10% from the discounted present value of the remaining cash flows of the original terms.

As of March 31, 2025 and 2026, there were no modifications of the contractual cash flows of financial assets where the modification did not result in derecognition.

For general credit risks other than the credit risk above, the Group conducts credit investigations and establishes a credit line in order to manage credit risks. The Group periodically monitors the status of debtors, past dues and outstanding balances in accordance with the internal Credit Management Regulations.

The maximum exposure to credit risk as of March 31, 2025 and 2026 represents the carrying amounts, net of impairment losses, of the respective financial assets recognized in the Group’s Consolidated Statements of Financial Position.

(B) Analysis by credit risk rating grades

a. Businesses other than banking business

The following table details the gross carrying amounts of financial assets for the businesses other than banking business subsequently measured at amortized cost (1) by due date:

As of March 31, 2025

					(In millions of yen)
		Financial assets with loss allowance measured at lifetime ECL
	Financial assets with loss allowance measured at 12-month ECL	Accounts receivables for which simplified approach is applied	Financial assets with significant increase in credit risk since initial recognition	Credit- impaired financial assets	Financial assets that are purchased or originated credit- impaired	Total
Not past due	1,479,394	1,914	—	—	—	1,481,308
Within 30 days	66,830	28	2,781	948	95	70,682
Within 31 to 90 days	—	3	4,486	3,250	1,383	9,122
Over 90 days	—	494	—	36,389	10,103	46,986
Total	1,546,224	2,439	7,267	40,587	11,581	1,608,098

As of March 31, 2026

					(In millions of yen)
		Financial assets with loss allowance measured at lifetime ECL
	Financial assets with loss allowance measured at 12-month ECL	Accounts receivables for which simplified approach is applied	Financial assets with significant increase in credit risk since initial recognition	Credit- impaired financial assets	Financial assets that are purchased or originated credit- impaired	Total
Not past due	1,522,485	2,789	—	—	—	1,525,274
Within 30 days	86,713	74	3,128	1,159	82	91,156
Within 31 to 90 days	—	28	5,944	3,519	1,673	11,164
Over 90 days	—	378	—	37,277	13,210	50,865
Total	1,609,198	3,269	9,072	41,955	14,965	1,678,459

(1)
These assets include cash and cash equivalents, guarantee deposits, accounts receivable, loans and advances to customers, securities and other financial assets on the Group’s Consolidated Statements of Financial Position. All of the loss allowance for the financial assets other than credit card receivables and settlement receivables in the tables are measured at 12-month ECL as of March 31, 2025 and 2026. In addition, all of those financial assets except for credit card receivables and settlement receivables were not past due as of March 31, 2025 and 2026.

b. Banking business

For the banking business, financial assets are segregated into following credit qualities based on internal risk assessments by debtors.

Classification of debtors	Basis of classification
Performing	Account not classified as either
Credit Watch	Account designated for elevated attention
At Risk or Default	Account where there is an increased likelihood that default may exist based on qualitative and quantitative factors

As of March 31, 2025

			(In millions of yen)
		Financial assets with loss allowance measured at lifetime ECL
	Financial assets with loss allowance measured at 12-month ECL	Financial assets with significant increase in credit risk since initial recognition	Credit- impaired financial assets	Total
Performing	2,143,066	—	—	2,143,066
Credit Watch	—	1,849	—	1,849
At Risk or Default	—	—	1,680	1,680
Total	2,143,066	1,849	1,680	2,146,595

As of March 31, 2026

			(In millions of yen)
		Financial assets with loss allowance measured at lifetime ECL
	Financial assets with loss allowance measured at 12-month ECL	Financial assets with significant increase in credit risk since initial recognition	Credit- impaired financial assets	Total
Performing	3,065,985	—	—	3,065,985
Credit Watch	—	2,279	—	2,279
At Risk or Default	—	—	3,023	3,023
Total	3,065,985	2,279	3,023	3,071,287

(C) Measurement in loss allowances

The amount of loss allowances is calculated based on PD, LGD and the exposure at default (“EAD”) as well as other reasonably available forward-looking information, and measured on a collective basis after grouping the accounts receivable, debt instruments measured at FVTOCI, loans and loan commitments by product and duration of past due.

The Group considers that there has been a significant increase in credit risk mainly when payments are more than 30 days past due. For loans in the banking business, the Group considers there has been a significant increase in credit risk when payments are more than 10 days past due or when multiple late payments have occurred. In assessing whether credit risk has increased significantly, the Group considers reasonably available and supportable information in addition to past due information.

The Group defines a receivable to be in default mainly when the contractual payment is 90 days or more past due, the contractual conditions have been modified, or the obligor is experiencing significant financial difficulty. Credit impairment is considered to have occurred for receivables that are judged to be in default.

The Group measures the loss allowances of the financial assets at an amount equal to the amount of expected credit losses from possible defaults in the next 12 months after the end of the reporting period if the credit risk has not increased significantly since the initial recognition (12-month expected credit losses). If credit risk on the financial assets at the end of the reporting period have increased significantly since the initial recognition, the loss allowances are measured at an amount equal to the expected credit losses that result from all possible default events over the expected life (lifetime expected credit losses).

However, for accounts receivable result from transactions that are within the scope of IFRS 15, and that do not contain significant financing components, the amount of loss allowances is measured at an amount equal to lifetime expected credit losses, regardless of whether or not there is a significant increase in credit risk from the time of initial recognition.

There was collateral for mortgage loans and guarantee contracts for some loans.

The movements in loss allowances for the financial assets are as follows:

For the year ended March 31, 2025

				(In millions of yen)
		Financial assets with loss allowance measured at lifetime ECL
	Financial assets with loss allowance measured at 12-month ECL	Accounts receivables for which simplified approach is applied	Financial assets with significant increase in credit risk since initial recognition	Credit-impaired financial assets	Total
Balance as of April 1, 2024	8,822	589	1,308	22,190	32,909
Provision for loss allowance, net of reversal	3,851	(84)	81	—	3,848
Write-offs	(1,621)	(1)	(709)	(13,622)	(15,953)
Transfer between stages	(205)	—	(647)	852	—
Changes in risk variables	(142)	—	1,539	23,661	25,058
Other	(45)	—	—	29	(16)
Balance as of March 31, 2025	10,660	504	1,572	33,110	45,846

For the year ended March 31, 2026

				(In millions of yen)
		Financial assets with loss allowance measured at lifetime ECL
	Financial assets with loss allowance measured at 12-month ECL	Accounts receivables for which simplified approach is applied	Financial assets with significant increase in credit risk since initial recognition	Credit-impaired financial assets	Total
Balance as of April 1, 2025	10,660	504	1,572	33,110	45,846
Provision for loss allowance, net of reversal	4,838	(69)	27	2	4,798
Write-offs	(1,679)	(12)	(696)	(12,661)	(15,048)
Transfer between stages	(126)	—	(782)	908	—
Changes in risk variables	(448)	—	1,864	22,006	23,422
Derecognition of receivables upon sale	—	—	—	(10,598)	(10,598)
Other	6	—	—	(47)	(41)
Balance as of March 31, 2026	13,251	423	1,985	32,720	48,379

Loss allowances mainly relate to credit card receivables and loans.

The total amount of undiscounted expected credit losses at initial recognition on financial assets that were purchased or originated credit-impaired as of March 31, 2025 and 2026 were 14,881 million yen and 13,851 million yen, respectively.

There was no significant increase or decrease in the loss allowance relating to financial assets that are purchased or originated credit-impaired.

There was no financial asset that the credit risk that has been modified while the loss allowance was measured at an amount equal to lifetime expected credit losses, has improved to the extent that the loss allowance reverted to being measured at an amount equal to 12-month expected credit losses for the years ended March 31, 2025 and 2026.

There were no significant changes in the gross carrying amount that affected changes in the loss allowance for the years ended March 31, 2025 and 2026.

The amount of financial assets which has been written off but subject to ongoing collection activity was not material for the years ended March 31, 2025 and 2026.

(ii)
Liquidity Risk
(A)
Management of liquidity risk related to financing

Liquidity risk is the risk that the Group may encounter difficulty in meeting its obligations associated with financial liabilities, including derivative instruments that are settled by delivering cash or another financial asset. The Group is exposed to liquidity risk in relation to funding, utilization, and repayment of cash arising from its business operation. In order to prevent and reduce the liquidity risk, the Group, in principle, invests in highly liquid and low-risk financial instruments. The Group maintains a sufficient level of cash and cash equivalents and receivables with maturities of primarily up to two months, in order to ensure its liquidity and stability.

In its banking business, in order to prevent excessive reliance on short-term funding (ranging from overnight to one month), the Group sets an upper limit on the amount of such funding and monitors compliance with this limit on a daily basis. In addition, the Group monitors the balance of assets that can be readily converted into cash to ensure liquidity in emergency situations, such as large withdrawals of customers' deposits in its financial businesses.

The Group finances its operations through customer deposits in the financial businesses, loan payables, commercial papers and financing through liquidation of receivables.

(B)
The balance of financial liabilities by repayment date

The following table details the balance of financial liabilities by repayment date. The contractual cash flow amount below reflects cash flow presented on an undiscounted cash flow basis, including interest expense.

As of March 31, 2025

							(In millions of yen)
	Book value	Contractual cash flow	Within 1 year	Within 1-2 years	Within 2-3 years	Within 3-4 years	Within 4-5 years	More than 5 years
Non-derivative financial liabilities
Deposits	2,385,939	2,386,132	2,371,106	3,531	4,065	695	1,761	4,974
Accounts payable	949,397	949,397	949,396	1	—	—	—	—
Borrowings	399,578	401,819	202,992	59,136	37,083	91,446	11,012	150
Other financial liabilities	33,021	33,021	33,017	4	—	—	—	—
Lease liabilities	12,097	12,661	2,933	2,373	2,288	2,247	1,805	1,015
Derivative financial liabilities
Other financial liabilities	1,186	1,186	1,186	—	—	—	—	—
Total liabilities	3,781,218	3,784,216	3,560,630	65,045	43,436	94,388	14,578	6,139

Off-balance sheet item
Undrawn loan commitments	—	9,954,633	9,954,633	—	—	—	—	—

As of March 31, 2026

							(In millions of yen)
	Book value	Contractual cash flow	Within 1 year	Within 1-2 years	Within 2-3 years	Within 3-4 years	Within 4-5 years	More than 5 years
Non-derivative financial liabilities
Deposits	2,952,495	2,952,536	2,935,149	5,118	4,540	1,204	2,222	4,303
Accounts payable	1,122,338	1,122,338	1,122,338	—	—	—	—	—
Borrowings	564,956	566,243	392,273	67,883	92,747	11,813	1,376	151
Other financial liabilities	46,748	46,748	46,430	106	106	106	—	—
Lease liabilities	9,549	9,924	2,475	2,353	2,257	1,823	770	246
Derivative financial liabilities
Other financial liabilities	1,368	1,368	1,368	—	—	—	—	—
Total liabilities	4,697,454	4,699,157	4,500,033	75,460	99,650	14,946	4,368	4,700

Off-balance sheet item
Undrawn loan commitments	—	10,622,322	10,622,322	—	—	—	—	—

(C)
Lines of credit

The Group has lines of credit with financial institutions for borrowing arrangements and liquidation arrangements of credit card receivables. The remaining lines of credit available are as follows:

	(In millions of yen)
	March 31, 2025	March 31, 2026
Committed lines of credit
Total	3,673	5,124
Used	—	—
Remaining	3,673	5,124

Uncommitted lines of credit
Total	910,200	1,024,200
Used	(109,900)	(205,600)
Remaining	800,300	818,600

Total remaining lines of credit available	803,973	823,724

(iii) Market Risk

(A)
Foreign exchange risk management

The Group has exposure to foreign exchange risks on transactions denominated in currencies other than the functional currencies. The main foreign currency used for transactions of the Group is the U.S. dollar (“USD”).

The Group enters into forward exchange contracts, foreign exchange futures and other contracts in response to currency exposures resulting from on-balance sheet assets and liabilities denominated in foreign currencies in order to limit the net foreign exchange position by currency to an appropriate level.

For the banking business, identifying assets and liabilities subject to foreign exchange risk, the Group sets a risk limit for the investment amount and the present value fluctuation amount arising from that portfolio, and manages its compliance with the limit on a daily basis. In addition, the Group regularly analyzes the changes in present value due to exchange rate fluctuations and monitors the impact on assets and liabilities.

Through the risk management procedures described above, the Group’s net foreign exchange risk exposure and the effects on profit or loss before tax and shareholders’ equity are not material.

(B)
Interest rate risk management

The Group raises capital through interest-bearing borrowings and deposits, including those with floating interest rates, and hence is exposed to the risk of an increase in the interest payments resulting from rising interest rates. In order to prevent or reduce the risk of interest rate fluctuations, the Group maintains an appropriate mix of interest-bearing debt with fixed and floating interest rates to hedge the risk of interest rate fluctuations. For floating interest rate debt, the Group also continuously monitors interest rate fluctuations.

The sensitivity analysis was performed by using balances of the outstanding financial liabilities, including deposits and borrowings bearing floating interest rates, as of March 31, 2025 and 2026, assuming such liabilities were outstanding for the full fiscal year immediately before the respective dates, while holding all other variables constant.

The table below presents the impact of a 1% increase in market interest rates, which would reduce profit or loss before tax and shareholders’ equity. A corresponding 1% decrease in market interest rates would result in an equal and opposite impact.

	(In millions of yen)
	For the year ended
	March 31, 2025	March 31, 2026
Impact on profit or loss before tax	18,085	23,111
Impact on shareholders' equity	12,500	15,947

For the banking business, identifying assets and liabilities subject to interest rate risk management, the Group sets a risk limit for the amount of fluctuation in the present value arising from the portfolio and manages compliance with the limit on a daily basis. In addition, the Group regularly analyzes the change in present value in response to changes in the shape of the yield curve (flattening and steepening) and monitors the impact on assets and liabilities. Risk monitoring is carried out by the Risk Management Department, which is independent from the business division, after organizationally separating the front, middle and back offices. Monitoring results are reported internally on a daily basis and regularly to the Asset Liability Management Committee and the Board of Directors.

At PayPay Bank Corporation, financial assets exposed to interest rate risk are mainly debt instruments. The fluctuation of the fair value of these financial assets, given certain fluctuations in interest rates, is used in quantitative analysis as part of the process to manage interest rate risk. As the debt instruments are measured at FVTOCI, the change in interest rate only affects the shareholders’ equity but not profits before tax.

PayPay Bank Corporation calculates the “BPV” (Basis Point Value: the change in market value when interest rates change by 0.01%) for these financial instruments as the change in the present value of the portfolio due to interest rate fluctuations, and uses this for quantitative analysis in interest rate risk management. When calculating BPV, PayPay Bank Corporation breaks down the target financial instruments into appropriate cash flows for each product classification by characteristics of the financial instruments, and applies the change rates derived from interest rate fluctuations for each period determined by the PayPay Bank Corporation.

The fluctuation is based on the assumption that risk variables other than interest rates remain constant, and does not take into account the correlation between interest rates and other risk variables. In general, an increase in market interest rates results in a decrease in the fair value of debt instruments, while a decrease in market interest rates results in an increase in their fair value. The following table presents the sensitivity of the fair value to the fluctuation of interest by 100 basis points.

	(In millions of yen)
	As the date of
	March 31, 2025	March 31, 2026
Change of fair value	9,225	11,155

In the calculation of the above table, debt securities held to maturity are excluded as they are not affected by changes in market interest rates.

(3) Fair Value of Financial Instruments

(i) The Group refers to the levels of the fair value hierarchy for financial instruments measured at fair value in the consolidated financial statements based on the following inputs:

•
Level 1 inputs are quoted prices in active markets for identical assets or liabilities.
•
Level 2 inputs are quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•
Level 3 inputs are derived from valuation techniques in which one or more significant inputs or value drivers are unobservable, which reflect the reporting entity’s own assumptions that market participants would use in establishing a price.

Transfers between levels of fair value hierarchy are recognized as if they occurred at each reporting date. There were no material transfers between the levels for the years ended March 31, 2025 and 2026.

(ii) The following table presents financial instruments measured at fair value on a recurring basis by level within the fair value hierarchy.

As of March 31, 2025

			(In millions of yen)
	Fair value
	Level 1	Level 2	Level 3	Total
Securities
Financial assets measured at FVTPL
Debt instruments
Exchange traded funds	132,509	—	—	132,509
Equity instruments
Equity securities	184	—	—	184
Financial assets measured at FVTOCI
Debt instruments
Japanese government bonds and municipal bonds	4,639	6,786	—	11,425
Corporate and other debt securities	—	87,492	8,200	95,692
Asset backed securities	—	—	279,442	279,442
Other financial assets
Financial assets measured at FVTPL
Derivative assets	228	2,006	—	2,234
Total	137,560	96,284	287,642	521,486

Other financial liabilities
Financial liabilities measured at FVTPL
Derivative liabilities	102	1,084	—	1,186
Total	102	1,084	—	1,186

As of March 31, 2026

			(In millions of yen)
	Fair value
	Level 1	Level 2	Level 3	Total
Securities
Financial assets measured at FVTPL
Debt instruments
Exchange traded funds	202,879	—	—	202,879
Equity instruments
Equity securities	306	24	964	1,294
Financial assets measured at FVTOCI
Debt instruments
Japanese government bonds and municipal bonds	55,949	2,725	—	58,674
Corporate and other debt securities	3,118	77,736	6,732	87,586
Asset backed securities	—	—	335,214	335,214
Other financial assets
Financial assets measured at FVTPL
Derivative assets	203	2,107	—	2,310
Total	262,455	82,592	342,910	687,957

Other financial liabilities
Financial liabilities measured at FVTPL
Derivative liabilities	100	1,268	—	1,368
Total	100	1,268	—	1,368

(iii) The following table compares the fair value and carrying amount of the financial assets and financial liabilities. These are not measured at fair values in the Group’s Consolidated Statements of Financial Position, but for which fair values are disclosed. Certain financial instruments with short-term maturities are not included as their carrying amounts approximate their fair value.

As of March 31, 2025

				(In millions of yen)
	Book value	Fair value
		Level 1	Level 2	Level 3	Total
Financial assets measured at amortized cost
Loan and advances
Mortgage loans	664,594	—	—	673,236	673,236
Overdraft	261,943	—	—	327,971	327,971
Other	383	—	—	383	383
Securities
Debt instruments
Japanese government bonds and municipal bonds	353,590	126,188	220,256	—	346,444
Corporate and other debt securities	200,015	—	195,886	—	195,886
Asset backed securities	2,891	—	—	2,866	2,866
Total	1,483,416	126,188	416,142	1,004,456	1,546,786
Financial liabilities measured at amortized cost
Deposits
Demand deposits	1,688,643	—	1,688,643	—	1,688,643
Time deposits	152,393	—	152,222	—	152,222
Borrowings
Loan payables	315,578	—	99,354	210,907	310,261
Total	2,156,614	—	1,940,219	210,907	2,151,126

As of March 31, 2026

				(In millions of yen)
		Fair value
	Book value	Level 1	Level 2	Level 3	Total
Financial assets measured at amortized cost
Loan and advances
Mortgage loans	909,483	—	—	908,513	908,513
Overdraft	312,255	—	—	337,479	337,479
Other	16,879	—	—	16,841	16,841
Securities
Debt instruments
Japanese government bonds and municipal bonds	720,182	264,985	439,089	—	704,074
Corporate and other debt securities	328,535	—	319,545	—	319,545
Asset backed securities	2,471	—	—	2,480	2,480
Total	2,289,805	264,985	758,634	1,265,313	2,288,932
Financial liabilities measured at amortized cost
Deposits
Demand deposits	2,090,486	—	2,090,486	—	2,090,486
Time deposits	178,594	—	178,319	—	178,319
Borrowings
Loan payables	491,956	—	208,150	278,056	486,206
Total	2,761,036	—	2,476,955	278,056	2,755,011

(iv) Fair value of financial instruments is measured as follows:

(A)
Debt instruments

Fair values of the debt instruments that mainly consist of Japanese government bonds and municipal bonds are evaluated at quoted prices for the identical assets in active markets. When these prices are available, the fair values are classified as Level 1. When these prices are not available, the fair values are evaluated using observable inputs based on available information such as reference statistical prices, and those are classified as Level 2.

Fair values of the debt instruments that consist of exchange traded funds are evaluated at quoted prices for the identical assets in active markets and those are classified as Level 1. Fair values of the debt instruments that consist of corporate bonds are calculated by each contract using discounted future cash flows according to the contract period using an interest rate that reflects the credit risk. Those that are measured using market-observable inputs such as interest rates reflecting external credit ratings are classified as Level 2, and those that use unobservable inputs such as unobservable credit spread of the issuers of the debt instruments are classified as Level 3. The Risk Management Department quarterly evaluates whether the quoted price meets the eligibility of fair value under IFRS 13 by determining whether there is a certain discrepancy between the quoted price and the price calculated by the Financial Planning Department on a sample basis by type of debt instruments.

(B)
Equity instruments

These securities include listed shares and private investment trust. Fair values of listed shares are evaluated at quoted prices for the identical assets in active markets and those are classified as Level 1. Fair values of private investment trust that are measured using market-observable inputs such as interest rates reflecting external credit ratings are classified as Level 2, and those that use significant unobservable inputs such as unobservable real estate risk premium are classified as Level 3.

(C)
Asset backed securities

These securities include residential mortgage backed, credit card asset backed, installment receivables backed, and other asset backed securities. The markets for these securities are not active, and fair values of the asset backed securities are evaluated using broker or dealer quotations of identical or similar securities where the significant inputs are yields, prepayment rates, default probabilities and loss severities. Because such significant inputs are unobservable, these are classified as Level 3.

The Group monitors whether there is a continuing discrepancy between the quotations from brokers or dealers and the value calculated by the Risk Management Department on a daily basis using discounted future cash flows. In addition, the Risk Management Department quarterly evaluates whether the quoted price meets the eligibility of fair value under IFRS 13 by determining whether there is a certain discrepancy between the quoted price and the price calculated by the Financial Planning Department on a sample basis by type of asset backed securities.

(D)
Derivative instruments

Fair values of the derivative instruments that consist of listed derivatives are evaluated at quoted prices for the identical derivatives in active markets and those are classified as Level 1. Fair values of the derivative instruments that consist of over-the-counter foreign currency derivatives are evaluated using broker or dealer quotations derived by discounted future cash-flow method where the significant inputs are future foreign exchange rates and interest rates. These are classified as Level 2.

(E)
Loans and advances

Fair values of the loans and advances are measured based on the discounted cash flow model using an interest rate considering the credit spread that is based on the internal rating and loan terms. Because the credit spread is a significant unobservable input, these are classified as Level 3.

(F)
Deposits

Fair values of the on-demand deposits that are paid immediately upon demand on the statement of financial position date are measured at fair value at that amount. Fair values of the time deposits are measured based on the discounted present value obtained by discounting future cash flows applying current rates for deposits of similar remaining maturities. For those with a short remaining maturity (six months or less), fair value is approximately equal to book value, so the book value is recorded as fair value. These are classified as Level 2.

(G)
Borrowings

Fair values of the borrowings are measured based on the discounted cash flow model using an interest rate considering the Group's own credit spread that would be used for borrowing with the same terms and maturity. The borrowings mainly consist of those classified as Level 3 since the Group’s own credit spread is used for fair value measurement which is unobservable. Other financial instruments not listed above, such as call loans, are settled mainly within one year and book value approximates their fair value.

(v) The changes in financial instruments categorized as Level 3

The changes in financial instruments categorized as Level 3 are as follows:

For the year ended March 31, 2025

		(in millions of yen)
	Financial assets measured at FVTOCI
	Asset backed securities	Corporate and other debt securities	Total
Fair value as of April 1, 2024	204,271	9,663	213,934
Purchases	138,261	—	138,261
Total gains (losses) for the year:
Included in other comprehensive income (loss)	(1,964)	(63)	(2,027)
Sales and settlements	(61,126)	(1,400)	(62,526)
Fair value as of March 31, 2025	279,442	8,200	287,642

For the year ended March 31, 2026

			(in millions of yen)
	Financial assets measured at FVTPL	Financial assets measured at FVTOCI
	Equity Securities	Asset backed securities	Corporate and other debt securities	Total
Fair value as of April 1, 2025	-	279,442	8,200	287,642
Purchases	964	135,968	-	136,932
Total gains (losses) for the year:
Included in other comprehensive income (loss)	-	(192)	(68)	(260)
Sales and settlements	-	(80,004)	(1,400)	(81,404)
Fair value as of March 31, 2026	964	335,214	6,732	342,910

(vi) Valuation techniques and inputs

The valuation techniques used to measure the fair value of major assets classified as Level 3 and significant unobservable inputs are as follows:

Financial assets	Valuation technique	Significant unobservable inputs
Asset backed securities	Discounted cash flows	Discount margin/spreads Constant prepayment rate Constant default rate
Equity securities	Discounted cash flows	Real estate risk premium
Loan and advances Debt instruments	Discounted cash flows	Credit spread

The fair values of the asset backed securities were measured using broker or dealer quotes. These quotes are derived using discounted cash flow models. The broker or dealer quotes used are non-binding and reflect indicative pricing based on proprietary models and assumptions. The Group reviews the significant inputs used in the calculation of the quoted price. The Group believes that no adjustments are required for the broker or dealer quotes, and the use of broker or dealer quotes represents the best estimate of fair value, given the lack of active markets and observable inputs for asset backed securities.

(A)
Discount margin/spreads

Discount margin/spreads represent the discount rates used when calculating the present value of future cash flows. In discounted cash flow models, such spreads are added to the benchmark rate when discounting the future expected cash flows. Hence, these spreads reduce the net present value of an asset. They generally reflect the premium an investor expects to achieve over the benchmark interest rate to compensate for the higher risk driven by the uncertainty of the cash flows caused by the credit quality of the asset.

(B)
Constant prepayment rate

The constant prepayment rates represent the expected future speed at which a loan portfolio will be repaid ahead of the contractual terms of the underlying loans. Hence, this rate reduces the net present value of the asset backed securities when it is high.

(C)
Constant default rate

The constant default rate reflects the percentage of loans within a pool of loans on which the borrowers have fallen behind in making payments to their lender by more than 90 days. Hence, this rate reduces the net present value of the asset backed securities when it is high.

(D)
Real estate risk premium

Real estate risk premium reflects terminal capitalization rates which are used in calculating reversionary value of real estate, and discount margin/spreads of real estate.

(E)
Credit spread

The credit spread represents the discount rate used when calculating the present value of future cash flows. In discounted cash flow models, such a spread is added to the benchmark rate when discounting the future expected cash flows. Hence, this spread reduces the net present value of debt instruments. The credit spread reflects the additional net yield an investor can earn from a security with more credit risk relative to one with less credit risk.

(4) Transfers of financial assets that do not meet the requirements for derecognition

(i)
Transfer of financial assets pertaining to Code-based Payment Business

The Group transfers certain settlement receivables included in accounts receivable to an external payment service provider. These transferred receivables subject to recourse obligation that makes the Group obligated to pay in the case of the debtor’s default and other specific conditions. As the Group bears credit risks arising from such transactions until collection of receivables, the Group has not substantially transferred all risks and rewards and therefore, such receivables are not derecognized.

The balances of transferred receivables that did not meet the requirement for derecognition of financial assets were 21,615 million yen and 20,494 million yen, which were included in accounts receivable in the Group’s Consolidated Statements of Financial Position, as of March 31, 2025 and 2026, respectively. The amounts received due to the transfer were 3,269 million yen and 1,694 million yen, which were included in other financial liabilities in the Group’s Consolidated Statements of Financial Position, as of March 31, 2025 and 2026, respectively. As these financial instruments are settled in a short period of time, the carrying amounts are equal to or reasonably approximate to their fair values, and consequently net positions are equal to or reasonably approximate to the difference between the fair value of the transferred assets and the associated liabilities.

This liability will be settled when the payment for the transferred assets by the original debtors is made and the Group is unable to utilize the transferred assets until the settlement is made. The difference between the amount of transferred assets and related liabilities as of March 31, 2025 and 2026 are because of timing difference between the transfer and the collection.

(ii)
Transfers of receivables arising from the credit card business

The Group transfers certain credit card receivables included in loans and advances to customers to financial institutions. Certain transferred receivables are subject to recourse obligation that makes the Group obligated to pay the transferee in the case of the debtor’s default and other conditions. As the Group bears credit risks arising from such transfers until the collection of such receivables, the Group has not substantially transferred all risks and rewards and therefore, such receivables are not derecognized.

The balances of receivables transferred that did not meet the requirement for derecognition of financial assets were 1,144 million yen and 7,133 million yen which were included in loans and advances to customers in the Group’s Consolidated Statements of Financial Position, as of March 31, 2025 and 2026, respectively. The amounts received from the transferee were 70,000 million yen and 160,000 million yen, which were included in borrowings in the Consolidated Statements of Financial Position, as of March 31, 2025 and 2026, respectively.

This borrowing will be derecognized when the payment for the transferred receivables by the original debtors received is executed and until such payment is received the Group is unable to utilize the transferred receivables. The difference between the amount of transferred receivables and related borrowing for the years ended March 31, 2025 and 2026 are due to collection of credit card receivables.

(iii)
Transfers of securities arising from repurchase agreements

For the year ended March 31, 2026, the Group transfers certain debt instruments measured at amortized cost included in securities to money market dealers. While the Group transfers the debt instruments, the Group enters into agreements to repurchase them at fixed prices in the future, and therefore the Group bears the price fluctuation risks of such debt instruments. As the Group bears the price fluctuation risks arising from such transactions until the repurchase is executed, the Group has not substantially transferred all risks and rewards and therefore, such securities are not derecognized.

The balance of transferred securities that did not meet the requirement for derecognition of financial assets was 111,360 million yen, which was included in securities in the Group’s Consolidated Statements of Financial Position, as of March 31, 2026. The amount received from the transferee was 108,981 million yen, which was included in borrowings in the Group’s Consolidated Statements of Financial Position, as of March 31, 2026.

This borrowing will be derecognized when the repurchase by the Group is executed, and until the repurchase is executed, the Group is unable to utilize the transferred debt instruments. In addition, the carrying amounts of the transferred debt instruments and the associated borrowings reasonably approximate their fair values as of March 31, 2026.

(5) Assets Pledged as Collateral

The carrying amounts of assets pledged as collateral are as follows:

	(In millions of yen)
	March 31, 2025	March 31, 2026
Guarantee deposits (1)	2,133	1,980
Loans and advances to customers (2)	30,982	30,999
Securities (1)(3)	249,056	605,904
Other (1)	3,713	5,162
Total	285,884	644,045

(1)
Financial institutions have the right to dispose of the assets pledged as collateral and apply the proceeds to satisfy the outstanding debt or offset the amount due in the event of a default.
(2)
The Group does not derecognize credit card receivables that are transferred to securitization trusts. The amounts of borrowings from securitization backed by pledged loans and advances to customers was 55,000 million yen as of March 31, 2025 and 2026. The transfers of credit card receivables that do not meet the requirements for derecognition are shown in (ii) Transfers of receivables arising from the credit card business above.
(3)
PayPay Bank Corporation pledges securities as collateral with the Bank of Japan and the Japanese Banks' Payment Clearing Network for funding and for settlement purposes.

(6) Offsetting of Financial Assets and Financial Liabilities

The offsetting information regarding financial assets and financial liabilities is as follows:

As of March 31, 2025

			(In millions of yen)
	Gross amounts of recognized financial assets and financial liabilities	Amounts offset in Consolidated Statements of Financial Position	Net amounts presented in Consolidated Statements of Financial Position	Net amounts
Financial assets
Accounts receivable
Settlement receivables	54,611	(21,904)	32,707	32,707
Other receivables	15,396	(15,396)	—	—
Loans and advances to customers
Credit card receivables	1	(1)	—	—
Other financial assets
Receivables from third party operators of deposit machines	21,418	(16,075)	5,343	5,343
Financial liabilities
Accounts payable
Settlement payables	934,212	(36,473)	897,739	897,739
Credit card payables	27,742	(373)	27,369	27,369
Other payables	545	(1)	544	544
Other financial liabilities
Accrued expenses	454	(454)	—	—
Suspense receipts	19,496	(16,075)	3,421	3,421

As of March 31, 2026

			(In millions of yen)
	Gross amounts of recognized financial assets and financial liabilities	Amounts offset in Consolidated Statements of Financial Position	Net amounts presented in Consolidated Statements of Financial Position	Net amounts
Financial assets
Accounts receivable
Settlement receivables	55,361	(25,674)	29,687	29,687
Other receivables	18,676	(18,676)	—	—
Loans and advances to customers
Credit card receivables	1	(1)	—	—
Other financial assets
Receivables from third party operators of deposit machines	22,201	(17,547)	4,654	4,654
Financial liabilities
Accounts payable
Settlement payables	1,108,070	(43,533)	1,064,537	1,064,537
Credit card payables	30,684	(404)	30,280	30,280
Other payables	589	(2)	587	587
Other financial liabilities
Accrued expenses	412	(412)	—	—
Suspense receipts	20,681	(17,547)	3,134	3,134

The Group has no enforceable master netting arrangement or similar agreement.